Inventories (Tables)	12 Months Ended
Mar. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Utility Inventory	Inventories consist of the following:
	March 31,
	2016	2015
Raw materials	$56,923	$41,725
Finished goods	12,878	27,955

	$69,801	$69,680